Derivative Financial Instruments	12 Months Ended
Dec. 31, 2021
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Derivative Financial Instruments
7. Derivative Financial Instruments
To mitigate the risks of future increases in interest rates and foreign exchange rates for the servicing of its debt, the Company has entered into derivative contracts in over-the-counter transactions carried out with financial institutions. In 2021 the weighted-average interest rate of the total debt including the impact of interest rate derivatives held by the Company is 3.1% (3.5% and 3.8% in 2020 and 2019, respectively).
An analysis of the derivative financial instruments contracted by the Company at December 31, 2020 and 2021 is as follows:

	At December 31,
	2020				2021
Instrument	Notional amount in millions		Fair Value		Notional amount in millions		Fair Value
Assets:
Swaps US Dollar – Mexican Peso	US$	3,490	Ps.	16,806,937	US$	1,890	Ps.	6,881,934
Swaps US Dollar – Euro	US$	150		117,726	US$	150		307,646
Swaps Yen – US Dollar		¥9,750		269,215		¥6,500		119,325
Swaps Pound Sterling – US Dollar		£1,010		2,237,919		£100		99,463
Forwards US Dollar – Mexican Peso	US$	240		39,607	US$	2,080		321,864
Forwards Mexican Peso – US Dollar		—		—	MX$	35,419		1,635,087
Forwards Brazilian Real – US Dollar	BRL$	4,193		1,190,292	BRL$	2,480		127,131
Forwards Euro – US Dollar		€915		266,639		—		—
Put Option		—		—		€374		638,347

Total Assets		—	Ps.	20,928,335		—	Ps.	10,130,806

	At December 31,
	2020				2021
Instrument	Notional amount in millions		Fair Value		Notional amount in millions		Fair Value
Liabilities:
Swaps US Dollar – Euro	US$	800	Ps.	(4,811,031)	US$	800	Ps.	(1,270,005)
Swaps Yen – US Dollar		¥3,250		(14,802)		¥6,500		(119,313)
Swaps Pound Sterling – Euro		£640		(3,122,492)		£640		(1,924,941)
Swap Pound Sterling – US Dollar		£550		(457,559)		£1,460		(2,117,583)
Swaps Euro – US Dollar		—		—		€495		(528,298)
Swaps Euro – Mexican Peso		—		—		€750		(680,720)
Forwards US Dollar – Mexican Peso	US$	3,494		(4,052,852)	US$	1,175		(286,937)
Forwards Brazilian Real – US Dollar	BRL$	1,762		(425,249)	BRL$	4,021		(234,822)
Forwards Euro – US Dollar		—		—		€815		(1,122,641)
Forwards US Dollar – Euro		—		—	US$	8		(1,570)
Forwards Euro – Mexican Peso		€200		(272,274)		€200		(22,182)
Put option		€374		(1,073,990)		—		—
Call option		—		—		€2,097		(1,725,495)

Total Liabilities		—	Ps.	(14,230,249)		—	Ps.	(10,034,508)

*	Totals may not sum due to rounding.
The changes in the fair value of these derivative financial instruments for the years ended December 31, 2019, 2020 and 2021 amounted to a gain (loss) of Ps.

4,432,023, Ps.

12,378,193 and Ps.

(6,755,214), respectively. Such amounts are included in the consolidated statements of comprehensive income as part of the caption “Valuation of derivatives interest cost from labor obligations and other financial items, net”.
The maturities of the notional amount of the derivatives are as follows:

Instrument	Notional amount in millions	2022	2023	2024	2025	2026 Thereafter
Assets
Swaps US Dollar-Mexican Peso	US$	—	—	—	—	1,890
Swaps Yen-US Dollar	¥	—	—	—	—	6,500
Swaps US Dollar – Euro	US$	—	—	—	—	150
Swaps Pound Sterling – US Dollar	£	—	—	—	—	100
Forwards US Dollar-Mexican Peso	US$	2,080	—	—	—	—
Forwards Mexican Peso – US Dollar	MX$	35,419	—	—	—	—
Forwards Brazilian Real-US Dollar	BRL	2,480	—	—	—	—
Put Option	€	—	374	—	—	—
Liabilities
Swaps US Dollar-Euro	US$	—	—	—	—	800
Swaps Euro – US Dollar	€	—	320	175	—	—
Swaps Euro – Mexican Peso	US$	—	750	—	—	—
Swaps Yen-US Dollar	¥	—	—	—	—	6,500
Swaps Pound Sterling-Euro	£	—	—	—	—	640
Swap Pound Sterling-US Dollar	£	—	—	—	—	1,460
Forwards US Dollar – Mexican Peso	US$	1,175	—	—	—	—
Forwards Euro – US Dollar	€	765	—	50	—	—
Forwards US Dollar—Euro	US$	8	—	—	—	—
Forwards Brazilian Real-US Dollar	BRL	4,021	—	—	—	—
Forwards Euro – Mexican Peso	€	200	—	—	—	—
Call option	€	—	—	2,097	—	—